BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2022		Jun. 30, 2021		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss attributable to Ordinary shareholders	$ 27,743		$ 18,693		$ (27,271)	$ (8,882)	$ (8,367)
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic	58,023,875	[1]	40,512,967	[1]	40,534,697	40,274,935	33,815,448
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, diluted	58,023,875	[1]	40,512,967	[1]	40,534,697	40,274,935	33,815,448
Net loss per share attributable to ordinary shareholders, basic	$ 0.48		$ 0.46		$ (0.67)	$ (0.22)	$ (0.25)
Net loss per share attributable to ordinary shareholders, diluted	$ 0.48		$ 0.46		$ (0.67)	$ (0.22)	$ (0.25)
Antidilutive securities excluded from calculation of net loss per share	27,571,715		22,956,485		25,349,049	22,995,444	23,653,091
Convertible preferred shares
Denominator:
Antidilutive securities excluded from calculation of net loss per share					13,739,186	13,739,186	7,229,885
Outstanding share options
Denominator:
Antidilutive securities excluded from calculation of net loss per share					6,046,769	4,724,414	4,371,668
RSU
Denominator:
Antidilutive securities excluded from calculation of net loss per share					1,031,250
Warrant to Preferred A shares
Denominator:
Antidilutive securities excluded from calculation of net loss per share					3,880,777	3,880,777	3,614,960
Warrants
Denominator:
Antidilutive securities excluded from calculation of net loss per share					651,067	651,067	8,436,578

[1]	Prior period results have been retroactively adjusted to reflect the 1: 0.905292 stock split effected on March 7, 2022. See also note 4, shareholders’ equity (deficiency), for details.